SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a)	Restricted cash equivalents

Restricted cash equivalents consist of highly liquid investments pledged as collateral for the Company’s credit card and are readily convertible to known amounts of cash.

(b)	Mineral properties

Mineral property assets consist of exploration and evaluation costs. Costs directly related to the exploration and evaluation of resource properties are capitalized to mineral properties once the legal rights to explore the resource properties are acquired or obtained. These costs include acquisition of rights to explore, license and application fees, topographical, geological, geochemical and geophysical studies, exploratory drilling, trenching, sampling, and activities in relation to evaluating the technical feasibility and commercial viability of extracting a mineral resource.

If it is determined that capitalized acquisition, exploration and evaluation costs are not recoverable, or the property is abandoned or management has determined an impairment in value, the property is written down to its recoverable amount. Mineral properties are reviewed at least annually for indicators of impairment and are tested for impairment when facts and circumstances suggest that the carrying amount may exceed its recoverable amount.

From time to time, the Company acquires or disposes of properties pursuant to the terms of option agreements. Options are exercisable entirely at the discretion of the optionee and, accordingly, are recorded as mineral property costs or recoveries when the payments are made or received. After costs are recovered, the balances of the payments received are recorded as a gain on option or disposition of mineral property.

(i)	Title to mineral properties

Although the Company has taken steps to verify title to the properties on which it is conducting exploration and in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title, nor has the Company insured title. Property title may be subject to unregistered prior agreements and non-compliance with regulatory requirements.

(ii)	Realization of mineral property assets

The investment in and expenditures on mineral property interests comprise a significant portion of the Company’s assets. Realization of the Company’s investment in these assets is dependent upon the establishment of legal ownership, and the attainment of successful production from properties or from the proceeds of their disposal. Resource exploration and development is highly speculative and involves inherent risks. While the rewards if an ore body is discovered can be substantial, few properties that are explored are ultimately developed into profitable producing mines. There can be no assurance that current exploration programs will result in the discovery of economically viable quantities of ore.

The amounts shown for acquisition costs and deferred exploration expenditures represent costs incurred to date and do not necessarily reflect present or future values.

(iii)	Environmental

The Company is subject to the laws and regulations relating to environmental matters in all jurisdictions in which it operates, including provisions relating to property reclamation, discharge of hazardous material and other matters. The Company may also be held liable should environmental problems be discovered that were caused by former owners and operators of its properties and properties in which it has previously had an interest.

The Company conducts its mineral exploration activities in compliance with applicable environmental protection legislation. Other than as disclosed in Note 17, the Company is not aware of any existing environmental issues related to any of its current or former properties that may result in material liability to the Company. Environmental legislation is becoming increasingly stringent and costs and expenses of regulatory compliance are increasing. The impact of new and future environmental legislation on the Company’s operations may cause additional expenses and restrictions. If the restrictions adversely affect the scope of exploration and development on the mineral properties, the potential for production on the property may be diminished or negated.

(c)	Equipment

Equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. The cost of an item of property and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation of equipment is recorded on a declining-balance basis at the following annual rates:

Computer equipment	45%
Furniture and equipment	20%
Leasehold improvement	Straight line / 5 years
Mining equipment	20%
Vehicles	30%
Right-of-use asset	Straight line / term of lease

When parts of major components of equipment have different useful lives, they are accounted for as a separate item of equipment.

The cost of major overhauls of parts of equipment is recognized in the carrying amount of the item if is probable that the future economic benefits embodied within the part will flow to the Company, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of equipment are recognized in profit or loss as incurred.

(d)	Impairment of non-current assets and Cash Generating Units (“CGU”)

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any).

Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the CGU, where the recoverable amount of the CGU is the greater of the CGU’s fair value less costs to sell and its value in use to which the assets belong. In assessing value in use, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of comprehensive loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease. Each project or group of claims or licenses is treated as a CGU. Discounted cash flow techniques often require management to make estimates and assumptions concerning reserves and expected future production revenues and expenses, which can vary from actual. Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years.

(e)	Foreign currency translation

Transactions in currencies other than the functional currency are recorded at the prevailing exchange rates on the dates of the transactions. At each financial position reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rates at the date of the consolidated statement of financial position. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated. Gains and losses arising from this translation are included in the determination of net gain or loss for the year.

(f)	Costs in excess of recovered coal

Exploration expenditures are re-classified from Exploration and evaluation assets to deferred development costs within the property and equipment category once the work completed to date supports the future development of the property and such development receives appropriate approvals.

After reclassification, all subsequent expenditure on the construction, installation or completion of infrastructure facilities is capitalized within deferred development cost. Development expenditure is net of proceeds from the sale of coal extracted during the development phase to the extent that it is considered integral to the development of the mine. Any costs incurred in testing the assets to determine if they are functioning as intended, are capitalized, net of any proceeds received from selling any product produced while testing. Where these proceeds exceed the cost of testing, any excess is recognized in the statement of profit or loss and other comprehensive income.

As the Company’s Ulaan Ovoo mine has been impaired to a value of $nil (2019 - $nil, 2018 - $nil), all property costs incurred are presented net of incidental income earned from the property in all years presented.

(g)	Unit offerings

Proceeds received on the issuance of units, consisting of common shares and warrants, are allocated first to common shares based on the market trading price of the common shares at the time the units are priced, and any excess is allocated to warrants.

(h)	Share-based payments

The Company has a share purchase option plan that is described in Note 19. The Company accounts for share-based payments using a fair value-based method with respect to all share-based payments to directors, officers, employees, and service providers. Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of the goods or services received or if such fair value is not reliably measurable, at the fair value of the equity instruments issued. The fair value is recognized as an expense or capitalized to mineral properties or property and equipment with a corresponding increase in option reserve. This includes a forfeiture estimate, which is revised for actual forfeitures in subsequent periods.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the consolidated statement of operations over the remaining vesting period.

Upon the exercise of the share purchase option, the consideration received, and the related amount transferred from option reserve are recorded as share capital.

(i)	Loss per share

Basic loss per share is calculated using the weighted average number of common shares outstanding during the period. The Company uses the treasury stock method to compute the dilutive effect of options and warrants. Under this method the dilutive effect on earnings per share is calculated presuming the exercise of outstanding options and warrants. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the period. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

(j)	Income taxes

Income tax expense comprises current and deferred tax. Current tax is the expected tax payable or receivable on the taxable income or loss for the year using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity.

 A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(k)	Provision for closure and reclamation

The Company assesses its equipment and mineral property rehabilitation provision at each reporting date. Changes to estimated future costs are recognized in the statement of financial position by either increasing or decreasing the rehabilitation liability and asset to which it relates if the initial estimate was originally recognized as part of an asset measured in accordance with IAS 16 Property, Plant and Equipment.

The Company records the present value of estimated costs of legal and constructive obligations required to restore operations in the period in which the obligation is incurred. The nature of these restoration activities includes dismantling and removing structures; rehabilitating mineral properties; dismantling operating facilities; closure of plant and waste sites; and restoration, reclamation and vegetation of affected areas. Present value is used where the effect of the time value of money is material. The related liability is adjusted each period for the unwinding of the discount rate and for changes in estimates, changes to the current market-based discount rate, and the amount or timing of the underlying cash flows needed to settle the obligation.

(l)	Financial instruments

Classification

Financial assets are classified at initial recognition as either: measured at amortized cost, FVTPL or fair value through other comprehensive income ("FVOCI"). The classification depends on the Company’s business model for managing the financial assets and the contractual cash flow characteristics. For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL or the Company has opted to measure at FVTPL.

Measurement

Financial assets and liabilities at FVTPL are initially recognized at fair value and transaction costs are expensed in the consolidated statement of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets or liabilities held at FVTPL are included in the consolidated statement of operations and comprehensive loss in the period in which they arise. Where the Company has opted to designate a financial liability at FVTPL, any changes associated with the Company's credit risk will be recognized in OCI. Financial assets and liabilities at amortized cost are initially recognized at fair value, and subsequently carried at amortized cost less any impairment.

Impairment

The Company assesses on a forward-looking basis the expected credit loss (“ECL”) associated with financial assets measured at amortized cost, contract assets and debt instruments carried at FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. Please refer to Note 21 for relevant fair value measurement disclosures.

(m)	Leases

At inception of a contract, we assess whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. We assess whether the contract involves the use of an identified asset, whether we have the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement and if we have the right to direct the use of the asset. At inception or on assessment of a contract that contains a lease component, we allocate the consideration in the contract to each lease component on the basis of their relative stand-alone prices.

As a lessee, we recognize a right-of-use asset, which is included in property, plant and equipment, and a lease liability at the commencement date of a lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, our incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

●	fixed payments, including in-substance fixed payments, less any lease incentives receivable;

●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

●	amounts expected to be payable under a residual value guarantee;

●	exercise prices of purchase options if we are reasonably certain to exercise that option; and

●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in our estimate or assessment of the expected amount payable under a residual value guarantee, purchase, and extension or termination option. Variable lease payments not included in the initial measurement of the lease liability are charged directly to profit (loss).

We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are charged directly to profit (loss) on a straight-line basis over the lease term.